SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended								0 Months Ended				0 Months Ended		3 Months Ended				0 Months Ended			1 Months Ended		0 Months Ended		1 Months Ended		0 Months Ended			1 Months Ended	2 Months Ended			6 Months Ended	0 Months Ended
	Dec. 19, 2013	Dec. 18, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jul. 21, 2014 Founder [Member] Subsequent Event [Member] PVM International Inc. (PVMI) [Member]	Jul. 09, 2014 Founder [Member] Subsequent Event [Member] PVM International Inc. (PVMI) [Member]	Aug. 12, 2014 Founder [Member] Subsequent Event [Member] PVM International Inc. (PVMI) [Member]	Jul. 23, 2014 Chief Executive Officer [Member] Annual Salary [Member] Subsequent Event [Member]	Jul. 21, 2014 Chief Executive Officer [Member] Living Expenses [Member] Subsequent Event [Member]	Jul. 21, 2014 Chief Executive Officer [Member] Annual Bonus [Member] Subsequent Event [Member] Maximum [Member]	Jul. 21, 2014 Chief Executive Officer [Member] Annual Cash Bonus [Member] Subsequent Event [Member]	Jul. 21, 2014 Chief Executive Officer [Member] Annual Equity Bonus [Member] Subsequent Event [Member]	Jul. 23, 2014 Chief Executive Officer [Member] Subsequent Event [Member]	Jan. 31, 2014 Affiliated Entity [Member] Note Payable Issued #1 [Member] Subsequent Event [Member]	Jan. 31, 2014 Affiliated Entity [Member] Note Payable Issued #2 [Member] Subsequent Event [Member]	Mar. 28, 2014 Affiliated Entity [Member] Subsequent Event [Member]	Jul. 23, 2014 Extension Agreement [Member] Subsequent Event [Member] Medbox Porperty Investments, Inc. and MJ Property Investments, Inc. [Member]	Jul. 23, 2014 Extension Agreement #2 [Member] Subsequent Event [Member] Medbox Porperty Investments, Inc. and MJ Property Investments, Inc. [Member]	Mar. 28, 2014 Monthly Advisory and Consulting Service Fee [Member] Subsequent Event [Member]	Jul. 21, 2014 Convertible Debt [Member] Subsequent Event [Member] Debt Instrument, Tranche One [Member]	Jul. 21, 2014 Convertible Debt [Member] Subsequent Event [Member] Debt Instrument, Tranche Two [Member]	Jul. 21, 2014 Convertible Debt [Member] Subsequent Event [Member] Debt Instrument, Tranche Three [Member]	Jul. 21, 2014 Convertible Debt [Member] Subsequent Event [Member]	Jul. 19, 2014 Subsequent Event [Member] MJ Holdings [Member]	Jul. 23, 2014 Subsequent Event [Member] Medbox Porperty Investments, Inc. and MJ Property Investments, Inc. [Member]	Aug. 13, 2014 Subsequent Event [Member] Medbox Porperty Investments, Inc. and MJ Property Investments, Inc. [Member]	Jul. 23, 2014 Subsequent Event [Member] MJ Property Investments, Inc. [Member] Maximum [Member]	Jul. 28, 2014 Subsequent Event [Member] MJ Property Investments, Inc. [Member]	Jul. 23, 2014 Subsequent Event [Member] MJ Property Investments, Inc. [Member]	Jul. 31, 2014 Subsequent Event [Member] MJ Property Investments, Inc. [Member]	Jul. 31, 2014 Subsequent Event [Member] MJ Property Investments, Inc. [Member]	Jul. 22, 2014 Subsequent Event [Member] Medbox Property Investments, Inc. [Member]	Feb. 27, 2014 Subsequent Event [Member] Bio-Tech Medical Software [Member]	Feb. 03, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Aug. 06, 2014 Subsequent Event [Member]	Feb. 27, 2014 Subsequent Event [Member]	Jun. 30, 2014 MJ Holdings [Member]	Feb. 26, 2013 Bio-Tech Medical Software [Member]	Feb. 26, 2013 Bio-Tech Medical Software [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Repayments of Related Party Debt									$ 75,000	$ 500,000
Class of Warrant or Rights, Granted (in Shares)																												33,333															2
Class of Warrant or Rights, Fair Value Granted																												53,866
Debt Instrument, Face Amount											350,000							250,000	100,000					1,000,000	1,000,000	1,000,000	3,000,000						249,000
Proceeds from Convertible Debt																											1,000,000
Debt Instrument, Interest Rate, Stated Percentage																											10.00%				18.00%		12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																											$ 11.75
Debt Instrument, Frequency of Periodic Payment																											Repayment of principal on the debentures, together with accrued interest thereon, is due in seven monthly installments, commencing six months from issuance.						six monthly
Debt Instrument, Payment Terms																											The Company may make such payments in cash (in which event the Company will pay a 30% premium) or, subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days.
Debt Instrument, Convertible, Terms of Conversion Feature																											common stock issuable upon conversion of, or payable as interest on, the Debentures, within 45 days of the initial closing date under the Purchase Agreement, and to have such registration statement declared effective within 120 days of the initial closing date.
Other Commitments, Description																	term will automatically be extended for successive additional one-year terms, unless either party provides written notice to the other 90 days prior to the expiration of the initial term or any successive term				In order to extend the closing date to October 18, 2014 on two of the real estate agreements previously signed during the second quarter of 2014, the Company paid an additional $35,000 on July 23, 2014, and will make three monthly rent payments not applicable towards purchase price in the amount of $3,200 per month starting July 18, 2014 for one of the agreements, and the Company paid an additional nonrefundable and not applicable toward purchase price fee of $15,000 for the second agreement.
Other Commitment												330,000	2,500	250,000	125,000	125,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award																	Mr. Marsala will also be entitled to an award of restricted stock units, to be issued within 90 days of the effective date of the Employment Agreement, under an equity incentive plan to be adopted by the Company, in the amount of the greater (by value) of 50,000 shares of common stock or $500,000 of common stock based on the volume weighted average price for the 30 day period prior to the date of the grant.
Employee Agreement, Description																	entitled to payment of 1.5 times his annual salary and payment of all remaining lease payments or lease breakage fees on living quarters in the West Hollywood area up to the sum of $2,500 per month, unless the Company takes over the lease, and provided that the Company’s Chief Financial Officer has had a reasonable opportunity to review and approve in writing any such lease or extension thereof or amendment or modification thereto in advance of Mr. Marsala binding himself thereto. Termination by the Company within 365 days of a Change of Control (as defined in the Employment Agreement) in the absence of Cause will conclusively be deemed a termination by the Company without Cause.
Number of Real Estate Purchase Agreements																													7
Payments to Acquire Real Estate																					35,000	15,000								13,565,000		399,000	150,000		2,500,000
Escrow Deposit																														378,000
Estimated Future Escrow Payments																														82,000
Operating Leases, Rent Expense, Minimum Rentals																					3,200															20,000
Debt Instrument, Maturity Date																																	Jan. 30, 2015
Debt Instrument, Periodic Payment, Interest																																	2,490
Increase (Decrease) in Earnest Money Deposits Outstanding																																		(100,000)	10,000
Lessee Leasing Arrangements, Operating Leases, Term of Contract																																				5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																																									2,000,000
Stock Issued During Period, Shares, New Issues (in Shares)																																								485,830
Sale of Stock, Price Per Share (in Dollars per share)																																										$ 5.00
Proceeds from Issuance of Common Stock					2,442,859	2,537,015	4,486,541	858,415																																2,400,000
Cost of Revenue			548,557	181,037	1,440,477	801,097	2,587,656	1,051,135																															259,657
Notes Payable, Related Parties, Current			516,674		516,674		111,794	869,038												16,574
Professional and Contract Services Expense																							12,500
Stockholders' Equity Note, Stock Split	two-for-one	two-for-one
Subsequent Event, Description																																					On February 26, 2013, the Company entered into a Stock Purchase Agreement and Technology Licensing Agreement to acquire 25% or 833,333 shares of Bio-Tech in exchange for $1,500,000 and 700,000 shares of the Company’s common stock. On February 27, 2014 the Company signed a settlement agreement with Bio-Tech. According to the agreement, the Company maintained full license rights on the Bio-Tech technology for the term of five years with no additional monies due from the Company. All stock transfers between the companies were canceled and rescinded.
Stock Issued During Period, Shares, Stock Splits (in Shares)																																						14,762,875
Equity Method Investment, Ownership Percentage																																													25.00%
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares)																																												833,333
Payments to Acquire Investments																																												$ 1,500,000
Stock Issued During Period, Shares, Acquisitions (in Shares)																																												700,000
Licensing Agreement, Term																																					5 years